DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of operations from discontinued operations

Year ended December 31,
2019
Net Revenue	$11,480,637
Cost of Goods Sold	11,525,223
Gross loss	(44,586)

General and administrative	953,491
Depreciation and amortization and impairment costs	45,360
Total Expense	998,851

Loss from Operations	(1,043,437)

Other income	6,648
Foreign currency gain	383,542
Loss before taxation	(653,247)
Taxation	-
Loss from discontinued operations, net of taxation	$(653,247)